INVESTMENTS IN AFFILIATED COMPANIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets	$ 1,801		$ 20,977
Noncurrent assets	438	[1]	80,166	[1]
Current liabilities	276		15,842
Noncurrent liabilities	69		9,305
Investments in and Advances to Affiliates, at Fair Value	1,894		75,996		0
Other investments	1,128		1,111
Investments in and Advances to Affiliates, Amount of Equity	$ 3,022		$ 77,107

[1]	Includes balances of other intangibles and goodwill in amount of $ 23,521 as of December 31, 2011 and includes balance of goodwill in amount of $ 398 as of December 31, 2012.